Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events
Subsequent Events

16. Subsequent Events

On March 30, 2017, the Company granted 2,135,000 options to purchase its ordinary shares, to certain of the Group’s employees at an exercise price of $3.24. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.